SCHEDULE OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options	16,592,620
Weighted Average Remaining Life In Years	8 years 2 months 19 days
Weighted-Average Exercise Price | $ / shares	$ 0.30
Number Exercisable	9,972,620
Exercise Price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.14
Number of Outstanding Options	7,150,000
Weighted Average Remaining Life In Years	9 years 8 months 1 day
Weighted-Average Exercise Price | $ / shares	$ 0.14
Number Exercisable	530,000
Exercise Price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.16
Number of Outstanding Options	5,502,761
Weighted Average Remaining Life In Years	9 years 6 months 3 days
Weighted-Average Exercise Price | $ / shares	$ 0.16
Number Exercisable	5,502,761
Exercise Price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.22
Number of Outstanding Options	1,750,000
Weighted Average Remaining Life In Years	4 years 3 months 29 days
Weighted-Average Exercise Price | $ / shares	$ 0.22
Number Exercisable	1,750,000
Exercise Price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.38
Number of Outstanding Options	900,000
Weighted Average Remaining Life In Years	3 years 7 months 24 days
Weighted-Average Exercise Price | $ / shares	$ 0.38
Number Exercisable	900,000
Exercise Price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.73
Number of Outstanding Options	762,500
Weighted Average Remaining Life In Years	3 years 3 months 10 days
Weighted-Average Exercise Price | $ / shares	$ 0.73
Number Exercisable	762,500
Exercise Price 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 1.37
Number of Outstanding Options	150,000
Weighted Average Remaining Life In Years	1 year 5 months 26 days
Weighted-Average Exercise Price | $ / shares	$ 1.37
Number Exercisable	150,000
Exercise Price 7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 1.43
Number of Outstanding Options	300,000
Weighted Average Remaining Life In Years	3 years 4 months 24 days
Weighted-Average Exercise Price | $ / shares	$ 1.43
Number Exercisable	300,000
Exercise Price 8 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 11.88
Number of Outstanding Options	2,359
Weighted Average Remaining Life In Years	1 day
Weighted-Average Exercise Price | $ / shares	$ 11.88
Number Exercisable	2,359
Exercise Price 9 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 15.00
Number of Outstanding Options	75,000
Weighted Average Remaining Life In Years	3 years 4 months 24 days
Weighted-Average Exercise Price | $ / shares	$ 15.00
Number Exercisable	75,000